Investments (Credit Loss Rollforward) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance, beginning of period	$ 59	$ 55
Additions:
Initial impairments - credit loss OTTI recognized on securities not previously impaired	1	6
Additional impairments - credit loss OTTI recognized on securities previously impaired	12	15
Reductions:
Due to sales (maturities, pay downs or prepayments) during the period of securities previously credit loss OTTI impaired	(15)	(17)
Balance, end of period	$ 57	$ 59